UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2005
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	April 25, 2005



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $150,926

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2238    48000 SH       SOLE                    48000
Advent Software                COM              007974108     7043   387400 SH       SOLE                   387400
Affymetrix                     COM              00826T108     8443   197225 SH       SOLE                   197225
Agile Software                 COM              00846x105     3007   413023 SH       SOLE                   413023
ArthroCare                     COM              043136100     4024   141200 SH       SOLE                   141200
Atheros                        COM              04743p108     2430   236650 SH       SOLE                   236650
Automatic Data Processing, Inc COM              053015103      311     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     4234   531250 SH       SOLE                   531250
BP Amoco PLC                   COM              055622104     1189    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1305       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1634      572 SH       SOLE                      572
CNET Networks Inc.             COM              12613R104     6961   737425 SH       SOLE                   737425
Corgentech Inc.                COM              21872p105      240   103300 SH       SOLE                   103300
Dolby Laboratories Inc         COM              25659T107     3422   145600 SH       SOLE                   145600
EMC Corporation                COM              268648102     1470   119309 SH       SOLE                   119309
Electronic Arts                COM              285512109     7546   145726 SH       SOLE                   145726
Exelixis Inc                   COM              30161Q104     1214   179025 SH       SOLE                   179025
FormFactor                     COM              346375108     7686   339475 SH       SOLE                   339475
General Electric               COM              369604103     2020    56016 SH       SOLE                    56016
General Mills                  COM              370334104      655    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      432    10000 SH       SOLE                    10000
IBM                            COM              459200101     2158    23616 SH       SOLE                    23616
Ilumina                        COM              452327109     1751   216650 SH       SOLE                   216650
Inhibitex                      COM              45719T103     1119   183800 SH       SOLE                   183800
Intel Corp.                    COM              458140100     2402   103392 SH       SOLE                   103392
Intuit                         COM              461202103     6017   137475 SH       SOLE                   137475
Johnson & Johnson              COM              478160104     1083    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     6750   305973 SH       SOLE                   305973
Linear Technology              COM              535678106     8983   234477 SH       SOLE                   234477
Magma Design                   COM              559181102     3296   277650 SH       SOLE                   277650
Maxim Intgrtd. Prod.           COM              57772K101     4814   117790 SH       SOLE                   117790
Minnesota Mining               COM              604059105      343     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     3774   198650 SH       SOLE                   198650
Nektar Therapeutics            COM              640268108     2943   211125 SH       SOLE                   211125
Nuvelo Inc                     COM              67072M301      487    75000 SH       SOLE                    75000
PMC-Sierra Inc                 COM              69344F106     3413   387875 SH       SOLE                   387875
Pfizer, Inc.                   COM              717081103     1639    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409     3117   107475 SH       SOLE                   107475
Royal Dutch Petrol             COM              780257804      240     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     2082   138900 SH       SOLE                   138900
Schering-Plough                COM              806605101     1147    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      564     8000 SH       SOLE                     8000
Siebel                         COM              826170102     5671   621175 SH       SOLE                   621175
Target CP                      COM              239753106      907    18140 SH       SOLE                    18140
Vertex Pharm.                  COM              92532F100     1836   196166 SH       SOLE                   196166
Vitesse Semi.                  COM              928497106     2546   960750 SH       SOLE                   960750
Webmethods                     COM              94768c108      214    39000 SH       SOLE                    39000
Yahoo                          COM              984332106    12712   375000 SH       SOLE                   375000
Zhone Technology               COM              98950P108     1413   554100 SH       SOLE                   554100